As of December 31, 2020, TIM S.A. held 100% control over FiberCo (currently I-Systems). (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Net loss	R$ 2,957,174	R$ 1,828,254	R$ 3,622,127
Equity in earning	R$ 11,236,551	R$ 9,317,356
Fiber Co [Member]
Reserve Quantities [Line Items]
Number of share held	1,000	1,000
Interest in total capital	100.00%	100.00%
Subsidary sareholders' equity	R$ (318)	R$ 1
Net loss	(318)
Equity in earning	(318)
Amount of investment		R$ 1